                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                      Evergreen Select Semi Annual Report

                                 Equity Funds

                                                  Evergreen Select Balanced Fund

                                             Evergreen Select Equity Income Fund



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders........................................................1
Evergreen Select Balanced Fund
  Fund at a Glance ...........................................................2
  Portfolio Manager Commentary................................................3
Evergreen Select Equity Income Fund
  Fund at a Glance............................................................5
  Portfolio Manager Commentary................................................6
Financial Highlights
  Evergreen Select Balanced Fund..............................................8
  Evergreen Select Equity Income Fund.........................................9
Schedule of Investments
  Evergreen Select Balanced Fund.............................................10
  Evergreen Select Equity Income Fund........................................12
Statements of Assets and Liabilities.........................................14
Statements of Operations.....................................................15
Statements of Changes in Net Assets..........................................16
Combined Notes to Financial
Statements...................................................................18


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in invest-

     This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


              ------------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
              ------------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                February 1999


Dear Shareholders:


[PHOTOGRAPH OF WILLIAM M. ENNIS APPEARS HERE]
William M. Ennis
Managing Director

[PHOTOGRAPH OF DAVID C. FRANCIS, CFA APPEARS HERE]
David C. Francis, CFA

We are pleased to provide you the Evergreen Select Balanced Fund and the Evergreen Select Equity Income Fund semiannual report covering the six months ended December 31, 1998.

Increased Market Volatility in 1998

During the year, interest rates declined while inflation was low and investors became concerned about a possible slowdown in economic growth. Despite the volatility that started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting an 18.1% gain and the S&P 500 returning 28.7% for the 12 months ended December 31, 1998. The financial markets have certainly experienced increased volatility compared to the smoother ride we saw in the past few years, and we anticipate the volatility will continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Thank you for your continued investment in Evergreen Select Funds.

Sincerely,

/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds

/s/ David C. Francis, CFA
David C. Francis, CFA
Managing Director
Chief Investment Officer

/1/The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  Philosophy

The Evergreen Select Balanced Fund uses a systematic and disciplined investment approach which provides exposure to both the equity and fixed income markets. The basis of this approach is founded in the belief that stocks offer the greatest long-term growth opportunities while bonds provide income and less risk to principal.

                                   Process

The Fund employs a blended approach to equity investing, utilizing companies with both value- and growth-oriented characteristics. Within the fixed income component, portfolio performance is enhanced while seeking to control risk by managing duration, sector allocation and security selection.


                                   Benchmark

                       S&P 500 and the Lehman Brothers
                       Government/Corporate Bond Index


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                           Class I     Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                     3.53%       3.39%
--------------------------------------------------------------------------------
1 year                                                      11.30%      11.31%
--------------------------------------------------------------------------------
3 years                                                     14.65%      14.66%
--------------------------------------------------------------------------------
5 years                                                     13.34%      13.34%
--------------------------------------------------------------------------------
Since Inception                                             12.86%      12.86%
--------------------------------------------------------------------------------
6-month income dividends  per share                         $0.25       $0.23
--------------------------------------------------------------------------------
6-month capital gain distributions per share                $0.14       $0.14



--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             Select Balanced    Consumer Price Index - US    S & P 500 Composite    Lehman Brothers Govt/Corp
             ---------------    -------------------------    -------------------    -------------------------
 3/31/91         1,000,000              1,000,000                 1,000,000                 1,000,000
12/31/91         1,099,357              1,021,474                 1,139,198                 1,130,782
12/31/92         1,234,859              1,050,800                 1,225,975                 1,216,511
12/31/93         1,366,825              1,079,993                 1,349,546                 1,350,712
12/31/94         1,337,385              1,108,889                 1,367,374                 1,303,321
12/31/95         1,688,366              1,136,259                 1,881,278                 1,554,111
12/31/96         1,921,251              1,174,815                 2,313,128                 1,599,216
12/31/97         2,249,296              1,194,815                 3,084,864                 1,755,270
12/31/98         2,554,050              1,216,306                 3,966,332                 1,921,815

Comparison of change in value of a $1,000,000 investment in Evergreen Select Balanced Fund Class I, the S&P 500 Index, the Lehman Brothers
Government/Corporate Bond Index and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I shares' historical performance prior to 1/22/98, is that of the original Evergreen Balanced Fund II Class Y, which was merged with Evergreen Balanced Fund on 1/23/98. Class IS shares' historical performance prior to 1/22/98 is that of the original Evergreen Balanced Fund II Class Y, and subsequently reflects that of the original Class I shares and does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for these periods would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 11.57% and 4.65%, respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

    Portfolio Management Team

   [PHOTOGRAPH OF DEAN HAWES                    [PHOTOGRAPH OF ROLLIN C.
    APPEARS HERE]                                WILLIAMS APPEARS HERE]

          Dean Hawes                              Rollin C. Williams


Performance and
Portfolio Composition

For the six months ended December 31,1998, the Evergreen Select Balanced Fund Class I shares posted a 3.53% total return. This performance compared to the 5.09% total return for the Lehman Brothers Government/Corporate Index and the S&P 500 Index's 9.35% return.

During the six months, the portfolio's equity weighting increased from 56% to over 67%, while the fixed income portion declined from 44% to 33%. Our increased equity weighting had a positive impact on performance, particularly during the last three months, when all segments of the U.S. equity market posted spectacular returns.




                                  Portfolio
                                Characteristics
                                ---------------
       Total Net Assets                                   $714,783,233
       ---------------------------------------------------------------
       Number of Holdings                                           88
       ---------------------------------------------------------------
       P/E Ratio                                                 33.0x
       ---------------------------------------------------------------
       Beta                                                       1.01
       ---------------------------------------------------------------


Market Environment

The six months were characterized by two distinctly different periods. Whereas bonds strongly outpaced stocks in the first three months, stocks rebounded dramatically during the final months of the period as evidenced by the S&P 500 Index's dramatic 21% fourth quarter return.

In addition to volatility, there were some common themes throughout the six months. Benign inflation, strong consumer spending and resilient economic growth continued to boost investor confidence. Meanwhile, the Federal Reserve Board--in an effort to insulate the U.S. from global economic turmoil--helped both equity and fixed income markets by cutting interest rates three times in the final four months.


                            Top 5 Industries - Equity
                         ------------------------------
                         (based on 12/31/98 net assets)

       Healthcare Products & Services                             9.4%
       ---------------------------------------------------------------
       Information Services & Technology                          7.4%
       ---------------------------------------------------------------
       Banks                                                      5.9%
       ---------------------------------------------------------------
       Finance & Insurance                                        4.2%
       ---------------------------------------------------------------
       Communication Systems & Services                           3.7%
       ---------------------------------------------------------------


Equity Strategy

The Fund's equity component continues to emphasize industries that we believe are poised for growth as a result of favorable underlying economic themes; two such sectors are healthcare and technology. As companies turn to technological solutions to increase productivity (and profits), technology has emerged as the prominent high-growth sector, a trend that we expect to continue. Our technology weighting has helped the Fund's performance, as companies such as Cisco Systems and Intel posted total returns of 62.1% and 42.1%, respectively, during the final three months of the period.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 12/31/98 net assets)
       Microsoft Corp.                                            2.3%
       ---------------------------------------------------------------
       Compaq Computer Corp.                                      2.0%
       ---------------------------------------------------------------
       Cisco Systems, Inc.                                        1.9%
       ---------------------------------------------------------------
       Johnson & Johnson                                          1.8%
       ---------------------------------------------------------------
       General Electric Co.                                       1.8%
       ---------------------------------------------------------------
       Bristol-Myers Squibb Co.                                   1.8%
       ---------------------------------------------------------------
       MCI WorldCom, Inc.                                         1.8%
       ---------------------------------------------------------------
       Tyco International Ltd.                                    1.8%
       ---------------------------------------------------------------
       Pfizer Inc.                                                1.7%
       ---------------------------------------------------------------
       GTE Corp.                                                  1.6%
       ---------------------------------------------------------------

Activity within the healthcare sector included the sale of SmithKline Beecham and the addition of Warner Lambert, a diversified and somewhat more recession-proof pharmaceutical company whose product line-up includes Zantac, Sudafed, Listerine and Rolaids. Within the financial industry, we sold investment giant T. Rowe Price after a solid run-up in price and used the proceeds to purchase Fannie Mae, a financially strong, high growth opportunity selling at an attractive valuation. Conversely, we have de-emphasized energy and basic material stocks. Both of these industries are experiencing tough times. Energy companies have been hurt by plummeting oil prices, while basic material stocks, we feel, will continue to struggle amid the global economic slowdown.

                              Top 5 Bond Holdings
                        ------------------------------
                        (based on 12/31/98 net assets)

       U.S. Treasury Notes  (7.75% 2/15/01)                       7.0%
       ---------------------------------------------------------------
       U.S. Treasury Notes  (9.125% 5/15/99)                      3.9%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (5.25% 11/15/28)                      3.6%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (9.125% 5/15/18)                      3.5%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (8.875% 8/15/17)                      3.2%
       ---------------------------------------------------------------

                           Top 5 Industries - Bonds
                        -------------------------------
                        (as a percentage of net assets)

       Treasury Notes & Bonds                                    30.7%
       ---------------------------------------------------------------
       Finance & Insurance                                        3.2%
       ---------------------------------------------------------------
       Banks                                                      2.1%
       ---------------------------------------------------------------
       Communication Systems & Services                           1.3%
       ---------------------------------------------------------------
       Industrial Specialty Products & Services                   1.1%
       ---------------------------------------------------------------

Fixed Income Exposure

Within the fixed income portion of the Fund, we generally maintained duration in excess of the benchmark for the six months; duration closed the period at 5.68 years. Limited trades in the Treasury market moved the portfolio's long Treasury position to the new thirty-year bond. Comcast Cable Communications was added to the portfolio in the final months of the period to bolster the portfolio's corporate exposure.

Market Outlook

Going forward, we anticipate a volatile investing environment as the effects of the global economic crisis continue to filter back to U.S. financial markets. Despite any short-term volatility, however, our long-term outlook remains very favorable as an increasingly competitive global economy and low worldwide inflation bode well for both the U.S. equity and fixed income markets.

Consistent with our long-term, bottom-up investment strategy, the Fund will emphasize what we believe to be well-managed, industry-dominant companies with reasonable valuation levels that demonstrate the ability to meet--and exceed--earnings expectations. Within our fixed income weighting, we expect to maintain a duration longer than that of our benchmark in the coming months to capitalize on steady-to-declining interest rates.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998



-------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
-------------------------------------------------------------------------------

                                  Philosophy

Evergreen Select Equity Income Fund utilizes both value- and growth-oriented stocks in pursuit of its objective: high current income and long-term capital appreciation. The Fund provides investors a degree of safety by emphasizing companies with below average price-to-earnings ratios and higher dividend yields relative to their industry groups.

                                    Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The portfolio construction process consists of a unique blend of quantitative and traditional fundamental analysis skills.

                                   Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                        Class I       Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                -2.94%          -3.05%
--------------------------------------------------------------------------------
1 year                                                  -3.24%          -3.41%
--------------------------------------------------------------------------------
3 years                                                 13.29%          13.06%
--------------------------------------------------------------------------------
5 years                                                 13.30%          13.04%
--------------------------------------------------------------------------------
10 years                                                12.45%          12.18%
--------------------------------------------------------------------------------
Since Inception                                         14.02%          13.75%
--------------------------------------------------------------------------------
6-month income dividends per share                      $1.35           $1.24
--------------------------------------------------------------------------------
6-month capital gains distributions per share           $6.00           $6.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


            Select Equity Income  Consumer Price Index - US  S & P 500 Composite
            --------------------  -------------------------  -------------------

12/31/78          1,000,000              1,000,000                 1,000,000
12/31/80          1,406,031              1,273,535                 1,569,508
12/31/82          1,772,616              1,441,107                 1,813,219
12/31/84          2,443,068              1,554,952                 2,361,621
12/31/86          3,697,855              1,631,838                 3,691,614
12/31/88          4,266,612              1,778,598                 4,530,759
12/31/90          5,532,829              1,974,893                 5,781,086
12/31/92          6,912,362              2,093,845                 8,117,044
12/31/94          7,177,437              2,209,594                 9,053,227
12/31/96         11,098,126              2,340,959                15,314,963
12/31/98         13,791,274              2,423,635                26,260,637

Comparison of change in value of a $1,000,000 investment in Evergreen Select Equity Income Fund Class I, the S&P 500 Index, and the Consumer Price Index
(CPI).

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class I--3 years = 13.36%; 5 years = 13.38%; 10 years = 12.54%;
since 12/31/78 = 14.12%. Class IS--3 years = 13.11%; 5 years = 13.12%; 10 years
= 12.27%; since 12/31/78 = 13.84%. Class IS shares performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for Class IS shares for this period would have been lower. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

Portfolio Management

Paul A. DiLella who has 16 years of investment experience manages the Evergreen Select Equity Income Fund. In addition to managing Evergreen Select Equity Income Fund, Mr. DiLella is also responsible for the co-management of the Evergreen Utility Fund. He also has research responsibility for the electric utility, natural gas distribution, and REIT areas.



                 [PHOTOGRAPH OF PAUL A. DILELLA APPEARS HERE]
                                Paul A. DiLella

Performance

For the six months ended December 31, 1998 the Evergreen Select Equity Income Fund Class I's -2.94% total return trailed the 9.35% return for the S&P 500 Index.

The stock market's relatively narrow advance--in which a select number of the largest companies dominated the market--and a strong growth bias were the primary reasons the Fund underperformed its benchmark. The Fund actually outperformed the index during the first three months of the period, then lagged substantially during the final three months during which the market's growth bias was most evident.



                                   Portfolio
                                Characteristics
                                ---------------

       Total Net Assets                                   $188,239,412
       ---------------------------------------------------------------
       Number of Issues                                             41
       ---------------------------------------------------------------
       P/E Ratio                                                 18.4x
       ---------------------------------------------------------------
       Beta                                                       0.70
       ---------------------------------------------------------------

Strategy and Performance

The Fund seeks high current income and to provide a current yield greater than that of the S&P 500 Index. To accomplish this, we maintain a strong weighting in traditionally income-oriented sectors such as energy and utilities. For instance, five of the Fund's top seven holdings--companies such as Cinergy and Houston Industries--fall into these two categories. Unfortunately, these two sectors were the hardest hit in the recent market environment.

R&B Falcon and NewPark Resources, two drilling-related energy companies, posted negative returns in the past three months. Despite a difficult period for the energy sector, we are confident in a near-term rebound and, as a result, purchased MCN Energy and El Paso Energy in order to capitalize on this eventual turnaround.



                               Top 5 Industries
                               ----------------
                        (based on 12/31/98 net assets)

       ---------------------------------------------------------------
       Utilities - Electric                                      21.8%
       ---------------------------------------------------------------
       Banks                                                     13.7%
       ---------------------------------------------------------------
       Oil/Energy                                                 7.4%
       ---------------------------------------------------------------
       Healthcare Products & Services                             6.6%
       ---------------------------------------------------------------
       Food & Beverage Products                                   6.4%
       ---------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


Activity Within the Fund

Early in the period, solid performances by Sealed Air and Network Associates allowed these stocks to reach their price targets, prompting us to sell them in order to lock in the capital gains. These sell decisions proved timely when both stocks dropped after we sold them.

We also strategically added Merrill Lynch and Philips Electronics NV, two large industry-dominant companies whose share prices have been beaten down and, we feel, currently represent attractive values. We were rewarded by our timely purchases as both companies posted solid subsequent gains.

From a sector standpoint, we reduced exposure to basic material stocks, a sector that subsequently underperformed due to the global economic slowdown. The recent purchase of PacifiCorp also proved timely because this Oregon-based energy provider was subsequently acquired by Scottish Power, prompting a solid price run-up. Within the technology sector, standout performers included IBM and Altera Corp., which posted total returns of 61% and 106%, respectively, during the six months.


                                Top 10 Holdings
                        ------------------------------
                        (based on 12/31/98 net assets)

       PacifiCorp                                                 4.5%
       ---------------------------------------------------------------
       Cinergy Corp.                                              4.1%
       ---------------------------------------------------------------
       GPU, Inc.                                                  4.1%
       ---------------------------------------------------------------
       GTE Corp.                                                  3.8%
       ---------------------------------------------------------------
       Fleet Financial Group, Inc.                                3.8%
       ---------------------------------------------------------------
       General Electric Co.                                       3.8%
       ---------------------------------------------------------------
       Houston Industries, Inc.                                   3.8%
       ---------------------------------------------------------------
       Mellon Bank Corp.                                          3.7%
       ---------------------------------------------------------------
       Philips Electronics NV                                     3.6%
       ---------------------------------------------------------------
       Bristol-Myers Squibb Co.                                   3.6%
       ---------------------------------------------------------------


A Consistent, Strong Current Yield

The Fund's strong 2.18% 30-day SEC current yield underscores our income-oriented investment strategy. We think the portfolio's current yield will provide investors a degree of stability within this uncertain market environment marked by soaring valuation levels.

Looking Ahead to 1999

Looking back at 1998, it is evident that the performance of our Fund, as well as the majority of equity funds, was hurt by the stock market's narrow advance and strong growth bias. In fact, according to Lipper, Inc., while the S&P 500 Index gained over 28.72% for the 12 months ended December 31, 1998, the average diversified U.S. stock fund returned only 14.5%.

As we have stated in previous commentaries, we believe the best way to protect our shareholders' interests is to remain focused on the Fund's income-oriented strategy. We continue to believe that the portfolio's emphasis on quality, high-dividend-paying companies will serve our shareholders well during the coming quarters as well as over the long term.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (a)
--------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period              $  13.39          $  12.58
                                                 --------          --------
 ...............................................................................
Income from investment operations
 ...............................................................................
 Net investment income                               0.24              0.16
 ...............................................................................
 Net realized and unrealized gains or losses
  on securities                                      0.22              0.81
                                                 --------          --------
 ...............................................................................
Total from investment operations                     0.46              0.97
                                                 --------          --------
 ...............................................................................
Less distributions from
 ...............................................................................
 Net investment income                              (0.25)            (0.16)
 ...............................................................................
 Net realized gain on securities                    (0.14)                0
                                                 --------          --------
 ...............................................................................
Total distributions                                 (0.39)            (0.16)
                                                 --------          --------
 ...............................................................................
Net asset value end of period                    $  13.46          $  13.39
                                                 --------          --------
 ...............................................................................
Total return                                         3.53%             7.76%
 ...............................................................................
Ratios/supplemental data
 ...............................................................................
Net assets end of period (thousands)             $711,570          $723,850
 ...............................................................................
Ratios to average net assets:
 Expenses                                            0.73%+            0.70%+
 ...............................................................................
 Expenses, excluding fee credits                     0.73%+            0.70%+
 ...............................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                 0.83%+            0.80%+
 ...............................................................................
 Net investment income                               3.75%+            2.80%+
 ...............................................................................
Portfolio turnover rate                                20%               37%
 ...............................................................................

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (b)
--------------------------------------------------------------------------------
CLASS IS SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period               $13.42            $13.34
                                                  ------            ------
 ...............................................................................
Income from investment operations
 ...............................................................................
 Net investment income                              0.22              0.07
 ...............................................................................
 Net realized and unrealized gains or losses
  on securities                                     0.22              0.09
                                                  ------            ------
 ...............................................................................
Total from investment operations                    0.44              0.16
                                                  ------            ------
 ...............................................................................
Less distributions from
 ...............................................................................
 Net investment income                             (0.23)            (0.08)
 ...............................................................................
 Net realized gain on securities                   (0.14)                0
                                                  ------            ------
 ...............................................................................
Total distributions                                (0.37)            (0.08)
                                                  ------            ------
 ...............................................................................
Net asset value end of period                     $13.49            $13.42
                                                  ------            ------
 ...............................................................................
Total return                                        3.39%             1.23%
 ...............................................................................
Ratios/supplemental data
 ...............................................................................
Net assets end of period (thousands)              $3,213            $  215
 ...............................................................................
Ratios to average net assets:
 Expenses                                           1.00%+            0.95%+
 ...............................................................................
 Expenses, excluding fee credits                    1.00%+            0.95%+
 ...............................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                1.10%+            1.05%+
 ...............................................................................
 Net investment income                              4.21%+            2.58%+
 ...............................................................................
Portfolio turnover rate                               20%               37%
 ...............................................................................

+ Annualized.
(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Equity Income Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                              Six Months Ended
                                              December 31, 1998   Period Ended
                                                 (Unaudited)    June 30, 1998(a)
--------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period               $  89.03          $  87.31
                                                  --------          --------
 ................................................................................
Income from investment operations
 ................................................................................
 Net investment income                                1.35              1.50
 ................................................................................
 Net realized and unrealized gains or losses
  on securities                                      (4.09)             1.73
                                                  --------          --------
 ................................................................................
Total from investment operations                     (2.74)             3.23
                                                  --------          --------
 ................................................................................
Less distributions from
 ................................................................................
 Net investment income                               (1.35)            (1.51)
 ................................................................................
 Net realized gains on securities                    (6.00)                0
                                                  --------          --------
 ................................................................................
Total distributions                                  (7.35)            (1.51)
                                                  --------          --------
 ................................................................................
Net asset value end of period                     $  78.94          $  89.03
                                                  --------          --------
 ................................................................................
Total return                                         (2.94%)            3.70%
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets end of period (thousands)              $186,810          $204,248
 ................................................................................
Ratios to average net assets:
 Expenses                                             0.74%+            0.78%+
 ................................................................................
 Expenses, excluding fee credits                      0.73%+            0.77%+
 ................................................................................
 Expenses, excluding fee credits, waivers and
  reimbursements                                      0.84%+            0.88%+
 ................................................................................
 Net investment income                                3.25%+            2.80%+
 ................................................................................
Portfolio turnover rate                                 40%               51%
 ................................................................................

                                              Six Months Ended
                                              December 31, 1998   Period Ended
                                                 (Unaudited)    June 30, 1998(b)
--------------------------------------------------------------------------------
CLASS IS SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period                $89.05            $90.83
                                                   ------            ------
 ................................................................................
Income from investment operations
 ................................................................................
 Net investment income                               1.27              0.65
 ................................................................................
 Net realized and unrealized gains or losses
  on securities                                     (4.10)            (1.69)
                                                   ------            ------
 ................................................................................
Total from investment operations                    (2.83)            (1.04)
                                                   ------            ------
 ................................................................................
Less distributions from
 ................................................................................
 Net investment income                              (1.24)            (0.74)
 ................................................................................
 Net realized gains on securities                   (6.00)                0
                                                   ------            ------
 ................................................................................
Total distributions                                 (7.24)            (0.74)
                                                   ------            ------
 ................................................................................
Net asset value end of period                      $78.98            $89.05
                                                   ------            ------
 ................................................................................
Total return                                        (3.05%)           (1.16%)
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets end of period (thousands)               $1,429            $1,497
 ................................................................................
Ratios to average net assets:
 Expenses                                            0.99%+            1.04%+
 ................................................................................
 Expenses, excluding fee credits                     0.98%+            1.03%+
 ................................................................................
 Expenses, excluding fee credits, waivers and
  reimbursements                                     1.09%+            1.13%+
 ................................................................................
 Net investment income                               2.97%+            2.46%+
 ................................................................................
Portfolio turnover rate                                40%               51%
 ................................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 55.9%
            Advertising & Related Services - 0.4%
     55,000 Omnicom Group, Inc. .................................   $  3,190,000
                                                                    ------------
            Automotive Equipment & Manufacturing - 0.6%
     85,000 Goodyear Tire & Rubber Co. ..........................      4,287,187
                                                                    ------------
            Banks - 5.9%
    211,500 Bank One Corp. ......................................     10,799,719
    140,200 Bankamerica Corp. ...................................      8,429,525
    195,600 BankBoston Corp. ....................................      7,616,175
     46,000 Bankers Trust Corp. .................................      3,930,125
    132,000 Fleet Financial Group, Inc. .........................      5,898,750
     75,000 Mellon Bank Corp. ...................................      5,156,250
                                                                    ------------
                                                                      41,830,544
                                                                    ------------
            Building, Construction & Furnishings - 0.8%
    190,000 Masco Corp. .........................................      5,462,500
                                                                    ------------
            Business Equipment & Services - 1.0%
     90,000 *Compuware Corp. ....................................      7,031,250
                                                                    ------------
            Chemical & Agricultural Products - 0.6%
     76,000 Du Pont (E. I.) De Nemours & Co. ....................      4,032,750
                                                                    ------------
            Communication Systems & Services - 3.7%
    149,362 *Cisco Systems, Inc. ................................     13,862,661
    176,000 *MCI WorldCom, Inc. .................................     12,628,000
                                                                    ------------
                                                                      26,490,661
                                                                    ------------
            Consumer Products & Services - 2.2%
    121,000 Procter & Gamble Co. ................................     11,048,812
     80,000 Whirlpool Corp. .....................................      4,430,000
                                                                    ------------
                                                                      15,478,812
                                                                    ------------
            Diversified Companies - 1.8%
    167,000 Tyco International Ltd. .............................     12,598,062
                                                                    ------------
            Electrical Equipment & Services - 1.8%
    128,000 General Electric Co. ................................     13,064,000
                                                                    ------------
            Environmental Services - 1.3%
    204,000 Waste Management, Inc. ..............................      9,511,500
                                                                    ------------
            Finance & Insurance - 4.2%
    240,000 Allstate Corp. ......................................      9,270,000
    143,000 Citigroup, Inc. .....................................      7,078,500
    141,000 Federal National Mortgage Association................     10,434,000
     52,000 Merrill Lynch & Co., Inc. ...........................      3,471,000
                                                                    ------------
                                                                      30,253,500
                                                                    ------------
            Food & Beverage Products - 3.6%
     85,000 Bestfoods............................................      4,526,250
    127,275 Coca Cola Co. .......................................      8,511,516
     78,000 Philip Morris Companies, Inc. .......................      4,173,000
    142,000 *Safeway, Inc. ......................................      8,653,125
                                                                    ------------
                                                                      25,863,891
                                                                    ------------

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Healthcare Products & Services - 9.4%
     95,000 Bristol-Myers Squibb Co. ...........................   $ 12,712,187
    285,000 HBO & Co. ..........................................      8,175,938
    390,000 *HEALTHSOUTH Corp. .................................      6,020,625
    155,800 Johnson & Johnson...................................     13,067,725
    120,000 *Lincare Holdings, Inc. ............................      4,867,500
     94,000 Pfizer, Inc. .......................................     11,791,125
    100,000 *Quintiles Transnational Corp. .....................      5,337,500
     66,000 Warner-Lambert Co. .................................      4,962,375
                                                                   ------------
                                                                     66,934,975
                                                                   ------------
            Information Services & Technology - 7.4%
    346,900 Compaq Computer Corp. ..............................     14,548,119
     54,000 Intel Corp. ........................................      6,402,375
     37,000 International Business Machines Corp. ..............      6,835,750
    120,000 *Microsoft Corp. ...................................     16,642,500
    100,000 *Network Associates, Inc. ..........................      6,625,000
    100,000 *Quantum Corp. .....................................      2,125,000
                                                                   ------------
                                                                     53,178,744
                                                                   ------------
            Metal Products & Services - 0.6%
     60,000 Aluminum Co. of America.............................      4,473,750
                                                                   ------------
            Oil/Energy - 2.8%
     72,900 Mobil Corp. ........................................      6,351,413
    178,900 Texaco, Inc. .......................................      9,459,337
    157,300 YPF SA, ADR.........................................      4,394,569
                                                                   ------------
                                                                     20,205,319
                                                                   ------------
            Paper & Packaging - 0.6%
    100,000 Bowater, Inc. ......................................      4,143,750
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              0.7%
    196,000 News Corp, Ltd. ....................................      5,181,750
                                                                   ------------
            Real Estate - 0.4%
    129,000 FelCor Lodging Trust Inc. REIT......................      2,975,063
                                                                   ------------
            Retailing & Wholesale - 1.3%
    109,000 Dayton Hudson Corp. ................................      5,913,250
    137,300 Family Dollar Stores, Inc. .........................      3,020,600
                                                                   ------------
                                                                      8,933,850
                                                                   ------------
            Transportation - 0.7%
    156,600 Burlington Northern Santa Fe Corp. .................      5,285,250
                                                                   ------------
            Utilities - Electric - 1.4%
    287,700 Cinergy Corp. ......................................      9,889,687
                                                                   ------------
            Utilities - Telephone - 2.7%
    120,000 Century Telephone Enterprises, Inc. ................      8,100,000
    170,000 GTE Corp. ..........................................     11,050,000
                                                                   ------------
                                                                     19,150,000
                                                                   ------------
            Total Common Stocks (cost $344,677,163).............    399,446,795
                                                                   ------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - 12.2%
             Banks - 2.1%
 $ 2,302,000 Boatmen's Bancshares, Inc. 6.75%, 3/15/03........   $  2,399,518
   3,836,000 First Chicago Corp. 9.875%, 8/15/00..............      4,090,549
   7,673,000 NationsBank Corp. 7.625%, 4/15/05................      8,446,584
                                                                 ------------
                                                                   14,936,651
                                                                 ------------
             Chemical & Agricultural Products - 0.6%
   3,836,000 Dow Chemical Co. 8.625%, 4/1/06..................      4,399,742
                                                                 ------------
             Communication Systems & Services - 1.3%
   9,000,000 Comcast Cable Communications I 6.20%, 11/15/08...      9,182,700
                                                                 ------------
             Consumer Products & Services - 0.5%
   3,299,000 Stanley Works 7.375%, 12/15/02...................      3,538,729
                                                                 ------------
             Finance & Insurance - 3.2%
   4,220,000 Dean Witter, Discover & Co. 6.75%, 10/15/13......      4,325,192
   2,110,000 International Bank For Reconstruction &
              Development Co. 7.95%, 5/15/16..................      2,617,921
   7,673,000 Loews Corp. 6.75%, 12/15/06......................      8,118,448
   3,836,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.
              7.00%, 4/27/08..................................      4,094,704
   3,836,000 Salomon, Inc. 5.50%, 1/15/99.....................      3,835,920
                                                                 ------------
                                                                   22,992,185
                                                                 ------------
             Food & Beverage Products - 0.6%
   3,836,000 General Mills, Inc. 9.00%, 12/20/02..............      4,309,339
                                                                 ------------
             Healthcare Products & Services - 0.6%
   3,836,000 Baxter International 7.25%, 2/15/08..............      4,241,607
                                                                 ------------
             Industrial Specialty Products & Services - 1.1%
   5,371,000 Jet Equipment Trust 144A 9.41%, 6/15/10..........      6,475,004
   1,074,000 Waste Management, Inc. 8.75%, 5/1/18.............      1,223,320
                                                                 ------------
                                                                    7,698,324
                                                                 ------------
             Oil Field Services - 0.5%
   3,069,000 Atlantic Richfield Co. 9.00%, 4/1/21.............      3,964,405
                                                                 ------------
             Sovereign Government - 0.6%
   3,836,000 Ontario Province Canada 7.75%, 6/4/02............      4,121,552
                                                                 ------------
             Telecommunication Services & Equipment - 0.7%
   4,200,000 General Electric Capital Corp. 8.75%, 3/14/03....      4,713,564
                                                                 ------------

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - continued
             Utilities - Electric - 0.4%
 $ 2,762,000 Union Electric Co. 8.00%, 12/15/22.................   $  2,987,948
                                                                   ------------
             Total Corporate Bonds (cost $86,272,142)...........     87,086,746
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.7%
             Government Agency Notes & Bonds - 1.0%
             Government National Mortgage Association
   1,310,699 8.50%, 5/15/21.....................................      1,390,979
     781,400 8.50%, 7/15/21.....................................        829,261
   1,628,748 8.50%, 6/15/22.....................................      1,728,508
     925,629 9.00%, 9/15/21.....................................        988,687
   1,328,486 9.00%, 10/15/21....................................      1,418,989
     741,183 9.50%, 2/15/21.....................................        800,710
                                                                   ------------
                                                                      7,157,134
                                                                   ------------
             Treasury Notes & Bonds - 30.7%
             U.S. Treasury Bonds
  24,864,000 5.25%, 11/15/28....................................     25,493,383
  15,346,000 7.625%, 2/15/07....................................     16,616,848
  15,346,000 8.75%, 5/15/17.....................................     21,374,108
  16,113,000 8.875%, 8/15/17....................................     22,724,373
  17,428,000 9.125%, 5/15/18....................................     25,243,378
             U.S. Treasury Notes
   4,008,000 6.375%, 7/15/99....................................      4,046,829
  14,500,000 6.625%, 4/30/02....................................     15,347,351
  10,879,000 7.75%, 11/30/99....................................     11,178,173
  47,173,000 7.75%, 2/15/01.....................................     50,091,829
  27,091,000 9.125%, 5/15/99....................................     27,522,776
                                                                   ------------
                                                                    219,639,048
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $223,905,438)...............................    226,796,182
                                                                   ------------
 SHORT-TERM INVESTMENTS - 0.6%
             Repurchase Agreement - 0.6%
   4,559,648 Dresdner Bank AG, 4.25%, dated 12/31/98, due
              1/4/99, maturity value $4,561,801
              (cost $4,559,648) (a).............................      4,559,648
                                                                   ------------

             Total Investments -(cost $659,414,391)......   100.4%  717,889,371
             Other Assets and Liabilities - net..........    (0.4)   (3,106,138)
                                                            -----  ------------
             Net Assets..................................   100.0% $714,783,233
                                                            =====  ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by $575,000 U.S. Treasury 30 year inflation index bond, 3.625%, 4/15/28; value including accrued interest - $564,789 and $4,065,000 U.S. Trea-sury 10 year inflation index bond, 3.625%, 1/15/08; value including accrued interest - $4,088,955.
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the securities act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.
Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Select Equity Income Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 81.2%
           Banks - 13.7%
   160,000 Fleet Financial Group, Inc............................   $  7,150,000
   200,000 KeyCorp...............................................      6,400,000
   100,000 Mellon Bank Corp. ....................................      6,875,000
   100,000 PNC Bank Corp. .......................................      5,412,500
                                                                    ------------
                                                                      25,837,500
                                                                    ------------
           Chemical & Agricultural
           Products - 1.4%
    50,000 Du Pont (E. I.) De Nemours & Co. .....................      2,653,125
                                                                    ------------
           Consumer Products & Services - 3.6%
   100,000 Philips Electronics NV................................      6,768,750
                                                                    ------------
           Electrical Equipment &
           Services - 3.8%
    70,000 General Electric Co. .................................      7,144,375
                                                                    ------------
           Finance & Insurance - 1.2%
    35,000 Merrill Lynch & Co., Inc. ............................      2,336,250
                                                                    ------------
           Food & Beverage Products - 3.6%
   125,000 Philip Morris Companies, Inc. ........................      6,687,500
                                                                    ------------
           Healthcare Products & Services - 6.6%
    50,000 Bristol-Myers Squibb Co. .............................      6,690,625
   200,000 HBO & Co. ............................................      5,737,500
                                                                    ------------
                                                                      12,428,125
                                                                    ------------
           Information Services &
           Technology - 2.0%
    20,000 International Business Machines Corp. ................      3,695,000
                                                                    ------------
           Natural Gas - 2.8%
   150,000 El Paso Energy Corp. Delaware.........................      5,221,875
                                                                    ------------
           Oil / Energy - 4.8%
   100,000 Enron Corp. ..........................................      5,706,250
   500,000 *Newpark Resources, Inc. .............................      3,406,250
                                                                    ------------
                                                                       9,112,500
                                                                    ------------
           Oil Field Services - 1.6%
   400,000 *R & B Falcon Corp....................................      3,050,000
                                                                    ------------
           Real Estate - 5.5%
   200,000 FelCor Lodging Trust Inc. REIT........................      4,612,500
   200,000 Simon Property Group Inc. REIT........................      5,700,000
                                                                    ------------
                                                                      10,312,500
                                                                    ------------
           Transportation - 2.2%
   120,840 Burlington Northern Santa Fe Corp. ...................      4,078,350
                                                                    ------------
           Utilities - Electric - 21.8%
   225,000 Cinergy Corp..........................................      7,734,375
   100,000 CMS Energy Corp. .....................................      4,843,750
   175,000 GPU, Inc. ............................................      7,732,812
   220,000 Houston Industries, Inc. .............................      7,067,500
   400,000 PacifiCorp............................................      8,425,000
   125,000 Pinnacle West Capital Corp. ..........................      5,296,875
                                                                    ------------
                                                                      41,100,312
                                                                    ------------
           Utilities - Telephone - 3.8%
   110,000 GTE Corp..............................................      7,150,000
                                                                    ------------

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
            Utilities - 2.8%
    275,000 MCN Corp. ..........................................   $  5,242,188
                                                                   ------------
            Total Common Stocks
             (cost $125,490,502)................................    152,818,350
                                                                   ------------
 PREFERRED STOCKS - 2.0%
            Printing, Publishing, Broadcasting & Entertainment -
             2.0%
    150,000 News Corp. Ltd. ADR
             (cost $3,602,610)..................................      3,703,125
                                                                   ------------
 CONVERTIBLE PREFERRED - 8.7%
            Capital Goods - 0.6%
     20,000 Case Corp. 4.50%, Series A, 144A....................      1,150,000
                                                                   ------------
            Food & Beverage Products - 2.8%
    100,000 Ralston Purina Co.
             7.00%, SAILS (exchangeable for Interstate Bakeries
             common stock)......................................      5,225,000
                                                                   ------------
            Oil / Energy - 2.6%
            Tosco Financing Trust
     65,000 5.75%, 144A.........................................      3,128,125
     35,000 5.75%...............................................      1,684,375
                                                                   ------------
                                                                      4,812,500
                                                                   ------------
            Oil Field Services - 1.8%
    110,000 EVI, Inc. 5.00%, 144A...............................      3,423,750
                                                                   ------------
            Paper & Packaging - 0.9%
     60,000 Crown Cork & Seal Co., Inc.
             4.50%, MIPS........................................      1,755,000
                                                                   ------------
            Total Convertible Preferred
             (cost $22,248,865).................................     16,366,250
                                                                   ------------

--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 CONVERTIBLE DEBENTURES - 2.5%
            Environmental Services - 2.5%
 $4,000,000 Waste Management, Inc. 4.00%, 2/1/02 (cost
             $4,241,951)........................................   $  4,795,000
                                                                   ------------
 U.S. GOVERNMENT & AGENCY
 OBLIGATIONS - 4.4%
            Treasury Notes & Bonds - 4.4%
            U.S. Treasury Notes
  2,000,000 6.125%, 9/30/00.....................................      2,050,000
  2,000,000 6.125%, 12/31/01....................................      2,081,250
  2,000,000 6.50%, 8/31/01......................................      2,091,250
    500,000 6.625%, 6/30/01.....................................        523,125
    500,000 7.25%, 5/15/04......................................        560,469
  1,000,000 7.75%, 11/30/99.....................................      1,027,500
                                                                   ------------
            Total U.S. Government & Agency Obligations
             (cost $7,995,821)..................................      8,333,594
                                                                   ------------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Equity Income Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 1.2%
            Repurchase Agreement - 1.2%
 $2,200,809 Dresdner Bank AG 4.25%,
             dated 12/31/98, due 1/4/99,
             maturity value $2,201,848
             (cost $2,200,809) (a)..............................   $  2,200,809
                                                                   ------------


--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
            Money Market Shares - 0.0%
      1,734 Valiant General Fund
             (cost $1,734).......................................   $      1,734
                                                                    ------------
                Total Short-Term Investments -
                   (cost $2,202,543)..............................     2,202,543
                                                                    ------------
                Total Investments -
                 (cost $165,782,291)........................ 100.0%  188,218,862
                Other Assets and
                 Liabilities - net..........................   0.0        20,550
                                                             -----  ------------
                Net Assets.................................. 100.0% $188,239,412
                                                             =====  ============

 * Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $2,290,000 U.S. Treasury 30 year inflation index bond, 3.625%, 4/15/28; value including accrued interest - $2,249,334.
144A Securities that may be resold to "qualified institutional buyers"
     under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR   American Depository Receipt
MIPS  Monthly Income Producing Securities
REIT  Real Estate Investment Trust
SAILS  Stock Appreciation Income Linked Securities

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Equity Funds
--------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                         December 31, 1998 (Unaudited)



                                                       Balanced    Equity Income
                                                         Fund          Fund
--------------------------------------------------------------------------------
Assets
 Identified cost of securities.....................  $659,414,391  $165,782,291
 Net unrealized gains on securities................    58,474,980    22,436,571
--------------------------------------------------------------------------------
 Market value of securities........................   717,889,371   188,218,862
 Cash..............................................         8,151             0
 Receivable for Fund shares sold...................       110,272         9,733
 Dividends and interest receivable.................     5,411,443       526,254
 Prepaid expenses and other assets.................        43,264        34,887
--------------------------------------------------------------------------------
 Total assets......................................   723,462,501   188,789,736
--------------------------------------------------------------------------------
Liabilities
 Payable for Fund shares repurchased...............     7,244,331       126,606
 Distributions payable.............................     1,060,101       283,849
 Advisory fee payable..............................       302,542        95,401
 Distribution Plan expenses payable................           505           187
 Due to other related parties......................        15,813         4,087
 Accrued expenses and other liabilities............        55,976        40,194
--------------------------------------------------------------------------------
 Total liabilities.................................     8,679,268       550,324
--------------------------------------------------------------------------------
Net assets.........................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital...................................  $664,415,866  $165,319,619
 Undistributed net investment income...............       (60,564)       52,281
 Accumulated net realized gains or losses on
  securities.......................................    (8,047,049)      430,941
 Net unrealized gains on securities................    58,474,980    22,436,571
--------------------------------------------------------------------------------
 Total net assets..................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Net assets consist of
 Class I...........................................  $711,569,971  $186,810,374
 Class IS..........................................     3,213,262     1,429,038
--------------------------------------------------------------------------------
 Total net assets..................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Shares outstanding
 Class I...........................................    52,863,384     2,366,384
 Class IS..........................................       238,202        18,093
--------------------------------------------------------------------------------
Net asset value per share
 Class I...........................................  $      13.46  $      78.94
--------------------------------------------------------------------------------
 Class IS..........................................  $      13.49  $      78.98
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                            Statements of Operations
                 Six Months Ended December 31, 1998 (Unaudited)

                                                      Balanced    Equity Income
                                                        Fund          Fund
-------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding taxes of
  $3,983 and $2,096, respectively).................. $ 2,695,944   $ 3,255,988
 Interest...........................................  12,961,732       519,490
-------------------------------------------------------------------------------
Total income........................................  15,657,676     3,775,478
Expenses
 Advisory fee.......................................   2,096,637       665,141
 Transfer agent fee.................................     585,599           854
 Administrative service fees........................      93,641        25,467
 Trustees' fees and expenses........................       4,937         1,013
 Distribution Plan Expenses.........................       1,527         1,564
 Custodian fees.....................................      88,475        26,354
 Registration and filing fees.......................      20,554        24,468
 Printing and postage...............................      11,980        26,636
 Professional fees..................................       9,311         7,730
 Other..............................................       4,346        16,061
-------------------------------------------------------------------------------
 Total Expenses.....................................   2,917,007       795,288
 Less: Fee credits..................................        (650)       (6,169)
   Fee waivers .....................................    (349,440)      (95,020)
-------------------------------------------------------------------------------
 Net expenses.......................................   2,566,917       694,099
-------------------------------------------------------------------------------
 Net investment income..............................  13,090,759     3,081,379
-------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
 securities
 Net realized gains or losses on securities.........  (7,279,567)      386,693
 Net change in unrealized gains or losses on
  securities........................................  18,010,882    (9,928,028)
-------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on
  securities........................................  10,731,315    (9,541,335)
-------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
  from operations................................... $23,822,074   $(6,459,956)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1998 (Unaudited)

                                                      Balanced    Equity Income
                                                        Fund          Fund
-------------------------------------------------------------------------------
Operations
 Net investment income............................. $ 13,090,759  $  3,081,379
 Net realized gains or losses on securities........   (7,279,567)      386,693
 Net change in unrealized gains or losses on
  securities.......................................   18,010,882    (9,928,028)
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations.................................   23,822,074    (6,459,956)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
 Class I...........................................  (13,196,003)   (3,057,590)
 Class IS..........................................      (31,365)      (18,160)
 Net realized gain on securities
 Class I...........................................   (7,372,021)  (13,379,241)
 Class IS..........................................      (32,664)      (96,788)
-------------------------------------------------------------------------------
  Total distributions to shareholders..............  (20,632,053)  (16,551,779)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........................   68,431,217     9,321,116
 Payment for shares redeemed.......................  (95,720,491)  (14,491,650)
 Net asset value of shares issued in reinvestment
  of distributions.................................   14,817,398    10,676,480
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from capital share transactions.................  (12,471,876)    5,505,946
-------------------------------------------------------------------------------
   Total decrease in net assets....................   (9,281,855)  (17,505,789)
Net assets
 Beginning of period...............................  724,065,088   205,745,201
-------------------------------------------------------------------------------
 End of period..................................... $714,783,233  $188,239,412
-------------------------------------------------------------------------------
 Undistributed net investment income............... $    (60,564) $     52,281
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1998

                                                      Balanced    Equity Income
                                                      Fund(b)        Fund(a)
-------------------------------------------------------------------------------
Operations
 Net investment income............................  $  9,106,347  $  3,454,381
 Net realized gains or losses on securities.......     6,632,946    13,507,208
 Net change in unrealized gains or losses on
  securities......................................    40,464,098    (9,422,160)
-------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations......................................    56,203,391     7,539,429
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
 Class I..........................................    (9,096,812)   (3,466,746)
 Class IS.........................................        (1,320)       (9,467)
-------------------------------------------------------------------------------
  Total distributions to shareholders.............    (9,098,132)   (3,476,213)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold........................   794,145,003   224,077,449
 Payment for shares redeemed......................  (121,943,214)  (22,411,624)
 Net asset value of shares issued in reinvestment
  of distributions................................     4,758,040        16,160
-------------------------------------------------------------------------------
 Net increase in net assets resulting from capital
  share transactions..............................   676,959,829   201,681,985
-------------------------------------------------------------------------------
  Total increase in net assets....................   724,065,088   205,745,201
Net assets
 Beginning of period..............................             0             0
-------------------------------------------------------------------------------
 End of period....................................  $724,065,088  $205,745,201
-------------------------------------------------------------------------------
 Undistributed net investment income..............  $     76,045  $     46,652
-------------------------------------------------------------------------------

(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from January 22, 1998 (commencement of operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

The Evergreen Select Balanced Fund ("Balanced Fund") and Evergreen Select Eq-uity Income Fund ("Equity Income Fund"), are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as diversified, open-end management investment companies. Each Fund is a separate series of Evergreen Select Equity Trust, a Delaware business trust organized on September 18, 1997, and are collectively referred to herein as the "Funds".

The Funds offer an Institutional Class of shares ("Class I") and an Institu-tional Service Class of shares ("Class IS"). Each Class of shares is sold with-out a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial in-termediaries.

2. CONVERSION INFORMATION

On November 24, 1997, the Equity Income Fund commenced operations of its Class I shares as a result of a conversion of a common trust fund managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). The following summarizes pertinent data related to the Fund on the date of conversion:

              Shares issued...................    2,271,990
              Net assets...................... $198,356,197
              Net asset value per share....... $      87.31
              Unrealized appreciation of
               investments.................... $ 41,787,541

The foregoing amounts are reflected in proceeds from shares sold in the state-ments of changes in net assets.

3. IN-KIND TRANSACTIONS

On January 21, 1998, The Evergreen Balanced Fund II, Class Y executed a redemp-tion in-kind transaction of $737,248,788. This transaction resulted in the liq-uidation of substantially all of the net assets of the Evergreen Balanced Fund II's Class Y shares. In turn, the assets were transferred to Evergreen Select Balanced Fund Class I share.

On January 22, 1998, Balanced Fund commenced operations of its Class I share through in-kind purchases of 58,643,231 shares amounting to $737,248,788. This amount is reflected in proceeds from shares sold in the statement of changes in net assets. In exchange for these shares, securities, excluding cash and cash equivalents, with a cost and market value of $708,705,595 were contributed to the Balanced Fund. Additionally, Balanced Fund received cash and cash equiva-lents of $28,543,193 to complete the transaction.

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean be-tween the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which market quotations are not readily available, including restricted securi-ties, are valued at fair value as determined in good faith according to proce-dures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes which are accrued as applicable.

D. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to dis-tribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

Certain distributions paid during previous years have been reclassified to conform with current year presentation.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS. Transactions in shares of the Funds were as follows:

Balanced Fund

                               Six Months Ended
                               December 31, 1998            Period Ended
                                  (Unaudited)             June 30, 1998(a)
                            ------------------------  -------------------------
                              Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold...............   4,917,989  $ 63,074,338  62,963,666  $ 793,932,091
Shares redeemed...........  (7,234,656)  (93,165,482) (9,271,066)  (121,943,214)
Shares issued on
 reinvestment of
 distributions............   1,125,738    14,753,369     361,713      4,756,721
--------------------------------------------------------------------------------
Net increase (decrease)...  (1,190,929)  (15,337,775) 54,054,313    676,745,598
--------------------------------------------------------------------------------
Class IS
Shares sold...............     406,764     5,356,879      15,938        212,912
Shares redeemed...........    (189,400)   (2,555,009)          0              0
Shares issued on
 reinvestment of
 distributions............       4,800        64,029         100          1,319
--------------------------------------------------------------------------------
Net increase..............     222,164     2,865,899      16,038        214,231
--------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions.............              $(12,471,876)             $ 676,959,829
--------------------------------------------------------------------------------

Equity Income Fund

                                 Six Months Ended
                                December 31, 1998          Period Ended
                                   (Unaudited)           June 30, 1998(b)
                               ---------------------  -----------------------
                                Shares     Amount      Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold...................   99,483  $ 8,224,911  2,538,811  $222,155,844
Shares redeemed............... (162,240) (13,411,313)  (244,829)  (22,042,302)
Shares issued in reinvestment
 of distributions.............  135,039   10,585,838        120        10,787
------------------------------------------------------------------------------
Net increase..................   72,282    5,399,436  2,294,102   200,124,329
------------------------------------------------------------------------------
Class IS
Shares sold...................   13,295    1,096,205     20,878     1,921,605
Shares redeemed...............  (13,169)  (1,080,337)    (4,122)     (369,322)
Shares issued in reinvestment
 of distributions.............    1,152       90,642         59         5,373
------------------------------------------------------------------------------
Net increase..................    1,278      106,510     16,815     1,557,656
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................           $ 5,505,946             $201,681,985
------------------------------------------------------------------------------

(a) For Balanced Fund, Class I and Class IS, the capital share activity is for the period from January 22, 1998 and April 9, 1998, respectively, (com-mencement of each Class' operations) to June 30, 1998.
(b) For Equity Income Fund, Class I and Class IS, the capital share activity is for the period from November 24, 1997 and March 11, 1998, respectively, (commencement of each classes operations) to June 30, 1998.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows for the six months ended December 31, 1998:

                             Cost of Purchases      Proceeds from Sales
                          ----------------------- -----------------------
                                         Non-                    Non-
                          Government  Government  Government  Government
                          -----------------------------------------------
         Balanced Fund... $62,644,541 $73,920,055 $70,664,402 $87,679,180
         Equity Income
          Fund...........           0  73,341,223   5,524,295  73,025,810

7. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid quarterly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of Class IS.

8. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

Evergreen Investment Management ("EIM"), formerly the Capital Markets Group, a division of FUNB is the investment advisor to each Fund. Each Fund pays EIM a fee for its services as set forth below. The annual advisory fees are calcu-lated daily and paid monthly and are based on a percentage of average daily net assets of each Fund.

                                                  Annual
                                               Advisory fee
                                               ------------
              Balanced Fund...................     0.60%
              Equity Income Fund..............     0.70%

EIM has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10% and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the six months ended December 31, 1998, EIM voluntarily reduced its fees by $349,440 and $95,020 on Balanced Fund and Equity Income Fund, respectively.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administra-tor to the Funds, BISYS provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund. For the six months ended December 31, 1998, EIS and BISYS received the following amounts for providing services to the Funds:

                                             EIS    BISYS
                                           ---------------
              Balanced Fund............... $74,322 $19,319
              Equity Income Fund..........  20,215   5,252

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC re-lating to certain cash balances held at First Union for the benefit of the Ev-ergreen Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

9. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("SSB") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit fa-cility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum was incurred on the un-used portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the participating Funds.

On December 22, 1998, this financing agreement was amended and renewed among all Evergreen Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The remain-ing terms and conditions of the agreement were unaffected.

During the six months ended December 31, 1998, the Funds had no borrowings un-der these agreements.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

Evergreen Select Funds


Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed
Income
Intermediate Tax Exempt Bond Fund

Taxable Fixed
Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/
Balanced
Equity Income Fund
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund


40016                                                    547174           02/99


                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
[LOGO OF EVERGREEN FUNDS                                           PERMIT NO. 19
 APPEARS HERE]                                                       HUDSON, MA


200 Berkeley Street
Boston, MA 02116